Document and Entity Information	Jul. 01, 2025
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	OLD SECOND BANCORP INC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-10537
Entity Tax Identification Number	36-3143493
Entity Address, Address Line One	37 South River Street
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60507
City Area Code	630
Local Phone Number	892-0202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OSBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000357173
Amendment Description	On July 1, 2025, Old Second Bancorp, Inc. (“Old Second”) filed a Current Report on Form 8-K (the “Initial Filing”) to report that Old Second had completed its acquisition of Bancorp Financial, Inc. (“Bancorp Financial”), pursuant to the Agreement and Plan of Merger, dated as of February 24, 2025 (the “Merger Agreement”) by and between Old Second and Bancorp Financial. Pursuant to the terms of the Merger Agreement, effective July 1, 2025, Bancorp Financial merged with and into Old Second (the “Merger”), with Old Second continuing as the surviving corporation in the Merger. This Current Report on Form 8-K/A amends the Initial Filing to include unaudited consolidated financial statements of Bancorp Financial as of June 30, 2025 and 2024, and for the six-month periods ended June 30, 2025 and 2024 and related notes and pro forma financial information as of and for the six months ended June 30, 2025, each as required by Item 9.01 of Form 8-K.
Amendment Flag	true